Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
10.
Intangible assets

			Other intangible assets
					Non-
			Customer	Trademarks	compete	Information
Note		Goodwill	relationships	and other	agreements	technology	Total
Cost
Balance at December 31, 2023		1,562,129	757,195	62,672	23,319	39,305	2,444,620
Additions through business combinations*	5	534,702	153,576	96,510	3,674	634	789,096
Other additions		-	-	-	-	6,274	6,274
Extinguishments		-	-	(4,432)	(1,515)	(3,340)	(9,287)
Effect of movements in exchange rates		(80,040)	(25,215)	(2,364)	(1,223)	(1,334)	(110,176)
Balance at December 31, 2024*		2,016,791	885,556	152,386	24,255	41,539	3,120,527
Additions through business combinations	5	101,742	125,124	8,567	6,308	112	241,853
Other additions		-	-	-	2,173	7,530	9,703
Extinguishments		-	(20,152)	(1,911)	(683)	(7,710)	(30,456)
Effect of movements in exchange rates		49,905	15,942	1,467	881	643	68,838
Balance at December 31, 2025		2,168,438	1,006,470	160,509	32,934	42,114	3,410,465

Amortization and impairment losses
Balance at December 31, 2023		79,052	286,828	25,119	11,873	22,447	425,319
Amortization		-	61,406	8,408	3,869	6,301	79,984
Extinguishments		-	-	(4,432)	(1,515)	(3,340)	(9,287)
Effect of movements in exchange rates		(3,851)	(12,100)	(931)	(579)	(961)	(18,422)
Balance at December 31, 2024		75,201	336,134	28,164	13,648	24,447	477,594
Amortization		-	63,050	9,529	4,501	9,760	86,840
Extinguishments		-	(20,152)	(1,911)	(683)	(7,710)	(30,456)
Effect of movements in exchange rates		2,244	8,210	571	453	573	12,051
Balance at December 31, 2025		77,445	387,242	36,353	17,919	27,070	546,029

Net carrying amounts
At December 31, 2024*		1,941,590	549,422	124,222	10,607	17,092	2,642,933
At December 31, 2025		2,090,993	619,228	124,156	15,015	15,044	2,864,436

* Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))

At December 31, 2025, the Group performed its annual impairment testing for indefinite life trademarks. The Group estimated the value in use to be $48.2 million compared to its carrying value of $47.8 million, resulting in no impairment charge. Management used the relief-from-royalty method and discount rates between 9.9% and 12.1% in its analysis.

In 2024, the Group assessed the useful lives of three trademarks from the Daseke business combination as indefinite in the aggregate amount of $45.7 million. Brand recognition as well as management's intent to keep the brands indefinitely were decisive factors leading to this conclusion.

At December 31, 2025 and 2024, the Group performed its annual goodwill impairment tests for operating segments which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. The aggregate carrying amounts of goodwill allocated to each unit are as follows:

Reportable segment / operating segment	December 31, 2025	December 31, 2024
Less-Than-Truckload
Package and Courier	176,317	167,264
Canadian Less-Than-Truckload	134,946	125,484
U.S. Less-Than-Truckload	34,707	34,802
Truckload
Canadian Truckload	105,813	101,727
Specialized Truckload	1,107,667	1,075,512
Logistics	531,543	436,801
	2,090,993	1,941,590

The results as at December 31, 2025 and 2024 determined that the recoverable amounts of the Group’s operating segments exceeded their respective carrying amounts.

The recoverable amounts of the Group’s operating segments were determined using the value in use approach. The value in use methodology is based on discounted future cash flows. Management believes that the discounted future cash flows method is appropriate as it allows more precise valuation of specific future cash flows.

In assessing value in use, the estimated future cash flows are discounted to their present value using pre-tax discount rates as follows:

Reportable segment / operating segment	2025	2024
Less-Than-Truckload
Package and Courier	11.8%	11.8%
Canadian Less-Than-Truckload	11.8%	11.8%
U.S. Less-Than-Truckload	11.2%	11.2%
Truckload
Canadian Truckload	14.2%	14.2%
Specialized Truckload	13.0%	13.0%
Logistics	11.2%	11.2%

The discount rates were estimated based on past experience, and industry average weighted average cost of capital, which were based on a possible range of debt leveraging of 40.0% (2024 – 40.0%) at a market interest rate of 8.8% (2024 – 9.4%) and a risk-free rate of 3.7% (2024 – 3.4%).

First year cash flows were projected based on forecasted cash flows which are based on previous operating results adjusted to reflect current economic conditions. For a further 4-year period, cash flows were extrapolated using an average growth rate of 2.5% (2024 – 2.5%) in revenues and margins were adjusted where deemed appropriate. The terminal value growth rate was 2.0% (2024 – 2.0%). The values assigned to the key assumptions represent management’s assessment of future trends in the transportation industry and were based on both external and internal sources (historical data).